FUTURE POLICY BENEFITS - Schedule of Future Policy Benefits (Details) - USD ($) $ in Millions	Jun. 30, 2026	Dec. 31, 2025
Policyholder Account Balance [Line Items]
Other contracts and VOBA liability	$ 1,881	$ 1,730
Total future policy benefits	53,020	16,249
Just Group plc
Policyholder Account Balance [Line Items]
Other contracts and VOBA liability	139
Annuities
Policyholder Account Balance [Line Items]
Future policy benefits:	48,519	12,277
Deferred profit liability:	585	226
Life Insurance
Policyholder Account Balance [Line Items]
Future policy benefits:	1,934	1,917
Deferred profit liability:	$ 101	$ 99